GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in goodwill

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (1)	Other (1)	Total
Gross carrying amount
Balance at January 1, 2023	$2,432	$15,718	$4,754	$3,387	$1,277	$27,568
Additions	249	—	259	9	71	588
Acquisitions through business combinations	—	65	1		8	74
Dispositions	(3)	(888)	(1,989)	(360)	(245)	(3,485)
Foreign currency translation	202	196	49	34	16	497
Balance at December 31, 2023	$2,880	$15,091	$3,074	$3,070	$1,127	$25,242
Additions	113	—	183	10	67	373
Acquisitions through business combinations	—	9	11	1	—	21
Dispositions	(1)	(255)	(153)	(69)	(118)	(596)
Foreign currency translation	(734)	(303)	(118)	(114)	(22)	(1,291)
Balance at December 31, 2024	$2,258	$14,542	$2,997	$2,898	$1,054	$23,749
Accumulated amortization and impairment
Balance at January 1, 2023	$(337)	$(1,916)	$(1,099)	$(122)	$(141)	$(3,615)
Amortization and impairment expense	(85)	(1,022)	(479)	(89)	(55)	(1,730)
Dispositions	—	254	694	11	79	1,038
Foreign currency translation	(47)	(36)	3	(7)	(2)	(89)
Balances at December 31, 2023	$(469)	$(2,720)	$(881)	$(207)	$(119)	$(4,396)
Amortization and impairment expense	(108)	(949)	(391)	(73)	(69)	(1,590)
Dispositions	1	141	77	41	29	289
Foreign currency translation	123	85	39	8	10	265
Balance at December 31, 2024	$(453)	$(3,443)	$(1,156)	$(231)	$(149)	$(5,432)
Net book value
December 31, 2023	$2,411	$12,371	$2,193	$2,863	$1,008	$20,846
December 31, 2024	$1,805	$11,099	$1,841	$2,667	$905	$18,317
____________________________________
(1)Brands and trademarks include indefinite life intangible assets with a carrying value of $2,071 million (2023: $2,151 million) primarily in the partnership’s infrastructure services and industrials segments. Other includes indefinite life intangible assets with a carrying value of $307 million associated with the partnership’s contractual rights to manage certain perpetual open-ended investment funds within the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$14,129	$15,479
Acquisitions through business combinations	50	189
Impairment (1)	(793)	(605)
Dispositions (2)	(638)	(1,091)
Assets reclassified as held for sale	14	—
Foreign currency translation	(523)	157
Balance at end of year	$12,239	$14,129
____________________________________
(1)Includes a goodwill impairment of $661 million (2023: $599 million) at the partnership’s healthcare services for the year ended December 31, 2024.
(2)See Note 9 for additional information.

Disclosure of goodwill allocated by segments
Goodwill, net of accumulated impairment losses, is allocated to the following cash-generating units as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Dealer software and technology services operation	$4,448	$4,424
Engineered components manufacturing operation	1,785	1,814
Advanced energy storage operation	1,639	1,743
Modular building leasing services	1,797	1,905
Lottery services operation	1,192	1,210
Healthcare services	—	690
Other operations	1,378	2,343
Total	$12,239	$14,129